Investments - Summary of Company's Investments (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Investments in equity method investees	$ 67.1	$ 63.1	$ 53.9
Other investments	4.4	1.6	2.1
Investments	$ 71.5	$ 64.7	$ 56.0